CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (5,329)	$ 806	$ (4,408)
Other comprehensive income (loss), net
Net unrealized gains (losses) from derivatives	232	372	(672)
Reclassification adjustments for gains from derivatives included in net income	(130)	(140)	331
Total other comprehensive income (loss)	102	232	(341)
Total comprehensive income (loss)	$ (5,227)	$ 1,038	$ (4,749)

[1]	Reclassified due to discontinued operation.